LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details) - Loans Payable [Member]	Dec. 31, 2020 EUR (€)	Nov. 30, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Apr. 30, 2020 JPY (¥)	Dec. 31, 2019 EUR (€)
Debt Instrument, Face Amount	€ 6,000,000
JAPAN
Debt Instrument, Collateral Amount | ¥				¥ 40,000,000
GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt Instrument, Collateral Amount		€ 450,000
GERMANY | Urology Devices and Services (UDS) Equipment [Member]
Debt Instrument, Collateral Amount					€ 136,000
GERMANY | High Intensity Focused Ultrasound (HIFU) Equipment 2 [Member]
Debt Instrument, Collateral Amount	438,000
France | High Intensity Focused Ultrasound (HIFU) Equipment 1 [Member]
Debt Instrument, Collateral Amount	€ 1,530,000		€ 218,000